Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets, Net [Abstract]
Prepayments and Other Current Assets, Net

8.	Prepayments and other current assets, net

	December 31,
	2021	2022
	RMB	RMB
Input value-added tax to be deducted	184,061	258,650
Interest receivable	129,989	174,333
Prepayments to vendors and content providers	196,466	154,207
Prepayments to third-party payment platform	8,710	12,522
Loan to a third party	12,850	12,247
Receivables from the exercise of vested share options and individual income tax paid on behalf of employees related to share-based awards	45,217	7,885
Prepayment of income tax	78,101	6,001
Others	9,574	11,380
Less: expected credit loss provision	(23)	—

Total	664,945	637,225